Supplement Dated December 8, 2023
To The Initial Summary Prospectuses Dated May 1, 2023 For

ELITE ACCESS II®, and JACKSON RETIREMENT INVESTMENT ANNUITYSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

To The Initial Summary Prospectuses Dated August 28, 2023 For

JACKSON ADVANTAGE®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, and RETIREMENT LATITUDES®,
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced initial summary prospectuses. Please read and keep it together with your initial summary prospectus for future reference. To obtain an additional copy of an initial summary prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your initial summary prospectus has been updated as follows

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the initial summary prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

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(To be used with JMV23537ISP 05/23, JMV21086ISP 05/23, JMV23538ISP 08/23, JMV25288ISP 05/23, JMV21451ISP 08/23, JMV18691ISP 08/23, and JMV21452ISP 08/23)

VPS00045 12/23